Income taxes	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Income taxes

12	Income taxes

Cayman Islands and British Virgin Islands

The Company and its subsidiary, The GrowHub Innovations Company Limited are domiciled in the Cayman Island and British Virgin Islands. The locality currently enjoys permanent income tax holidays; accordingly, the Company does not accrue for income taxes.

Singapore

The GrowHub Innovations Company Pte. Ltd., GrowHub Carbon Pte. Ltd. (fka GrowHub (Apac) Pte. Ltd.) are incorporated in Singapore and are subject to Singapore Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.

Japan

GrowHub Japan Co., Ltd, the subsidiary, is considered Japan tax resident enterprise under Japan tax laws; accordingly, it is subject to enterprise income tax on its taxable income as determine under Japan tax laws and accounting standards at a statutory tax rate of 15%. The subsidiary has no operating profit or tax liabilities for the six months ended June 30, 2025 and 2026.

The income-tax expenses for the six-month periods ended June 30, 2025 and June 30, 2026 were nil and S$79,661, respectively. The difference between the statutory tax rate and the effective tax rate is primarily attributable to tax losses incurred during the periods. Management has assessed the recoverability of deferred tax assets and recorded a full valuation allowance against all deferred tax assets, as it is more-likely-than-not that such deferred tax assets will not be realized. Accordingly, no deferred tax assets were recognized as of June 30, 2025 and 2026. The Company has recorded a full valuation allowance against all deferred tax assets, as management concludes it is more-likely-than-not that the deferred tax assets will not be realized. Accordingly, no deferred tax benefit was recognized in the periods presented.